Contingencies - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Sep. 30, 2017
Brazilian tax authorities [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount	R$ 51,853	R$ 89,013